Financial assets - Schedule of collaterals received for financial assets (Details) - Financial assets at amortised cost - EUR (€) € in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure of financial assets that are either past due or impaired [line items]
Real collaterals value	€ 639,735	€ 630,939
Other collaterals value	94,442	96,164
Total value of the collaterals received	734,177	727,103
Credit impaired | Impaired assets
Disclosure of financial assets that are either past due or impaired [line items]
Real collaterals value	12,920	12,894
Other collaterals value	€ 1,917	€ 2,131